Net Loss per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per share
12. Net Loss per share
Basic earnings per share is based on the weighted average number of shares of Class A common stock issued and outstanding during the Successor period. Diluted earnings per share is based on the weighted average number shares of Class A common stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive share-based awards outstanding during the Successor period. For the Successor period, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position. The potentially dilutive securities that would be anti-dilutive due to our net loss are not included in the calculation of diluted net loss per share attributable to controlling interest. The anti-dilutive securities are included in the table below.
The following is a reconciliation of the denominators of the basic and diluted per share computations for net loss (in thousands, except share and per share data):

Successor
From October 15, 2021 through December 31, 2021
Net Loss per share:
Numerator – basic and diluted:
Net loss	$(164,827)
Less: Net loss attributable to noncontrolling interest	(120,832)

Net loss attributable to Bakkt Holdings, Inc. – basic and diluted	$(43,995)

Denominator – basic and diluted:
Weighted average shares outstanding – basic and diluted	54,018,064

Net loss per share – basic and diluted	$(0.81)

Potential common shares issuable to employee or directors upon exercise or conversion of shares under our share-based and unit-based compensation plans and upon exercise of warrants are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive.
The following table summarizes the total potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive:

Successor
From October 15, 2021 through December 31, 2021
RSUs	2,141,778
Private and public warrants	7,141,035
Opco warrants	793,352
Opco unvested incentive units	4,831,432
Opco common units	201,440,360

Total	216,347,957